Finance Leases	12 Months Ended
Dec. 31, 2023
Finance Leases [Abstract]
FINANCE LEASES

NOTE 14 – FINANCE LEASES

The Company’s leases are mainly related to graphite anode material manufacturing equipment leases from financial lease companies. Finance lease contracts offer the Company an option to purchase assets at a nominal amount by the end of the lease term and it is reasonably certain the Company will exercise that option. The Company amortizes the finance lease right-of-use asset to the end of the useful life of the underlying asset.

As of December 31, 2023, the Company’s finance leases had a weighted average remaining lease term of 1.82 years and a weighted average discount rate of 7.58%.

The components of lease expense for the years ended December 31, 2023 and 2022 were as follows:

	Statement of	For the years ended December 31,
	Income Location	2023	2022	2021

Lease costs
Finance lease expense	Cost of goods sold	$338,627	$-	$-

Maturity of lease liabilities under the finance leases as of December 31, 2023 were as follows:

For the years ending December 31,
2024	2,897,127
2025	1,752,795
2026	664,372
Total lease payments	5,314,294
Less: interest	(408,322)
Present value of finance lease liabilities	$4,905,972
Finance lease liabilities, current	$2,610,633
Finance lease liabilities, non-current	$2,295,339